ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues	$ 670,019	$ 359,031	$ 218,989
Gain on disposal of Hisoft Dalian	305
Hisoft Dalian
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues
Total assets		312	312
Total liability		$ 642	$ 642